Note 10 - Related Party Transactions - Loans to Related Parties (Details) - Executive Officers, Directors and Their Affiliates [Member] $ in Thousands	12 Months Ended
Jun. 30, 2018 USD ($)
Principal balance, July 1	$ 9,487
New loans	3,786
Repayments	(2,135)
Principal balance, June 30	$ 11,138